Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL FUNDS, INC.
Entity Central Index Key	0000852254
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000218238
Shareholder Report [Line Items]
Fund Name	Global Value Equity Fund
Class Name	Investor Class
Trading Symbol	TRGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Value Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Value Equity Fund - Investor Class	$48	0.89%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
AssetsNet	$ 275,624,000
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	41.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$275,624
Number of Portfolio Holdings	102

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	21.0%
Information Technology	16.5
Health Care	12.5
Industrials & Business Services	12.0
Materials	8.6
Energy	8.0
Communication Services	7.5
Consumer Discretionary	4.6
Utilities	4.5
Other	4.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Alphabet	3.3%
Exxon Mobil	2.4
Intel	1.9
Micron Technology	1.6
JPMorgan Chase	1.6
Franco-Nevada	1.5
TotalEnergies	1.5
AstraZeneca	1.5
Wheaton Precious Metals	1.5
AbbVie	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000116604
Shareholder Report [Line Items]
Fund Name	Global Value Equity Fund
Class Name	I Class
Trading Symbol	PRIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Value Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Value Equity Fund - I Class	$37	0.68%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
AssetsNet	$ 275,624,000
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	41.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$275,624
Number of Portfolio Holdings	102

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	21.0%
Information Technology	16.5
Health Care	12.5
Industrials & Business Services	12.0
Materials	8.6
Energy	8.0
Communication Services	7.5
Consumer Discretionary	4.6
Utilities	4.5
Other	4.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Alphabet	3.3%
Exxon Mobil	2.4
Intel	1.9
Micron Technology	1.6
JPMorgan Chase	1.6
Franco-Nevada	1.5
TotalEnergies	1.5
AstraZeneca	1.5
Wheaton Precious Metals	1.5
AbbVie	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless